LEASE LIABILITIES - Roll forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LEASE LIABILITIES
Balance at beginning of year	$ 179.5	$ 205.2
Lease obligations financing right-of-use assets	33.9	17.1
Repayments	(41.9)	(42.3)	$ (36.5)
Other	(1.0)	(0.5)
Balance at end of year	$ 170.5	$ 179.5	$ 205.2